Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000174964 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174964 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174964 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174964 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174964 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174964 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174964 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174964 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174964 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174964 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000174964 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000174964 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174964 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174964 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174964 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174964 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174964 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174964 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174964 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000174965 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174965 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174965 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174965 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174965 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174965 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174965 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174965 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174965 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174965 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000174965 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000174965 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174965 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174965 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174965 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174965 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174965 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174965 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174965 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000174966 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174966 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174966 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174966 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174966 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174966 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000174966 | Government of Hungary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174966 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | Carvana Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000174966 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174966 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000174966 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000174966 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000174966 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000174966 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174966 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000174966 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174966 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000174966 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174966 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)